PROPERTY AND EQUIPMENT (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2013	Sep. 30, 2012
Depreciation	$ 232,765	$ 277,150	$ 830,029	$ 825,868	$ 1,116,727	$ 1,076,820